Taxes on Income (Details) - Schedule of components of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of components of income (loss) before income taxes [Abstract]
Domestic	$ (4,271)	$ (7,107)	$ (2,372)
Foreign	499	444	20
Loss before income taxes	$ (3,772)	$ (6,663)	$ (2,352)